ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.ORGANIZATION AND BASIS OF PRESENTATION

The accompanying consolidated financial statements include the financial statements of Concord Medical Services Holdings Limited (the “Company”) and its subsidiaries, which are collectively referred to as the “Group”. The Company was incorporated under the laws of the Cayman Islands on November 27, 2007.

The Group is principally engaged in the leasing of radiotherapy and diagnostic imaging equipment, provision of management services to hospitals, medicine sales and provision of premium cancer and proton treatment services.

(a)Details of the Company’s principal subsidiaries as of December 31, 2025 are as follows:

			Percentage of
	Date of	Place of	ownership by
Entities	establishment/acquisition	establishment	the Company	Principal activities
Subsidiaries
Ascendium Group Limited (“Ascendium”)	September 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding
China Medical Services Holdings Limited (“CMS Holdings”)	July 18, 2008	Hong Kong	100%	Investment holding
Shenzhen Aohua Medical Technology Development Co., Ltd. (“Aohua Technology”) **	February 21, 2008	PRC	32.17%	Leasing of medical equipment and provision of management services
Medstar (Shanghai) Enterprise Management Co., Ltd. (“Shanghai Medstar”) (formerly known as Shanghai Medstar Financial Leasing Company Limited)	March 21, 2003	PRC	98.19%	Leasing of medical equipment and provision of management services
Concord Healthcare Group Co., Ltd. (“Concord Healthcare”) (formerly known as Meizhong Jiahe Medical Technology Development Group Co., Ltd.) *	July 23, 2008	PRC	32.17%	Provision of management services
Beijing Yundu Internet Technology Co., Ltd. (“Yundu”) **	July 26, 2007	PRC	32.17%	Provision of management services
Tianjin Concord Medical Technology Limited (“Tianjin Concord Medical”)	April 22, 2010	PRC	98.19%	Leasing of medical equipment and provision of management services
Guangzhou Concord Cancer Center Co., Ltd. (“Guangzhou Concord Cancer Hospital”) **	June 29, 2011	PRC	22.52%	Medical treatment and service business
CCM (Hong Kong) Medical Investments Limited (“CCM (HK)”)	June 03, 2013	Hong Kong	100%	Investment holding
Shanghai Concord Cancer Center Co., Ltd. (“SHC”) **	March 17, 2014	PRC	22.75%	Medical treatment and service business
Wuxi Concord Medical Development Ltd. (“Wuxi Concord”)	December 29, 2015	PRC	100%	Provision of management services

			Percentage of
	Date of	Place of	ownership by
Entities	establishment/acquisition	establishment	the Company	Principal activities
Beijing Concord Medical Technology Ltd.(“BJCMT”)	January 4, 2016	PRC	100%	Provision of management services
Beijing Century Friendship Science & Technology Development Co., Ltd. (“Beijing Century Friendship”)**	October 8, 2018	PRC	98.19%	Provision of management services and investment holding
Beijing Proton Medical Center Co., Ltd. (“BPMC”)	October 8, 2018	PRC	54.01%	Medical treatment and service business
Shanghai Jiahe Yunying Outpatient Center Co., Ltd.	November 2, 2020	PRC	4.43%	Medical treatment and service business
Shanghai Meizhong Jiahe Cancer Center Co., Ltd. (“CMCC”)**	October 8, 2018	PRC	24.40%	Medical treatment and service business
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. (“SH MZJH”) **	November 18,2019	PRC	15.91%	Medical treatment and service business
Wuxi Meizhong Jiahe Cancer Center Co., Ltd. (“Wuxi MZJH”)	November 18,2019	PRC	94.62%	Medical treatment and service business
Yinchuan TaizhiTechnology ServicesCo., Ltd. (“YCIH”) **	October 18, 2020	PRC	22.50%	Medical treatment and service business
US Proton Therapy Holdings Limited (“Proton BVI”)	May 16, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“US Proton”)	June 29, 2011	United States of America	100%	Investment holding
Beijing Healthingkon Technology Co., Ltd. (“Healthingkon”) (note 4) **	January 4, 2021	China	8.69%	Leasing of medical equipment and technical service
Guangzhou Concord Medical Sci-Tech Innovation Center Co., Ltd. (“GCMSIC”) (formerly known as Guangzhou Concord Medical Technology Innovation Center Co., Ltd.) **	April 22, 2021	China	32.17%	Technical service
*

On March 26, 2018, July 10, 2018 and on April 7, 2020, the Group entered into agreements with CICC Capital Management Company Limited (“CICC Capital”), a wholly-owned subsidiary of China International Capital Corporation Limited (“CICC”), together with six other investors (“Other Investors”) and CITIC Industrial Investment Group Limited (“CITIC Industrial”). Pursuant to the agreements, CICC Capital, Other Investors and CITIC Industrial make a strategic investment and subscribe new issued 60,000,000, 40,000,000 and 38,888,888 shares of the Group’s subsidiary Concord Healthcare, with total consideration of RMB1,500,000 and RMB700,000.

In April 2021, the Group entered into an investment agreement with five legal entities and one natural individual (“2021 Investors”). Pursuant to which, these investors subscribed new issued 18,805,826 shares of the Group’s subsidiary Concord Healthcare with total consideration of RMB400,000.

Pursuant to these agreements, CCIC Capital, Other Investors, CITIC Industrial and 2021 Investors can request the Group to redeem their interests in Concord Healthcare upon the occurrence of certain events (i.e. failure to complete a qualified IPO by June 30, 2025). The same right is also given to the existing noncontrolling interest shareholder. Given these events are not solely within the control of Concord Healthcare, the noncontrolling interests of CCIC Capital, Other Investors, CITIC Industrial and 2021 Investors are contingently redeemable noncontrolling interests and are classified as mezzanine equity. The noncontrolling interests of other existing noncontrolling interests’ holders are also reclassified from permanent equity to mezzanine equity as contingently redeemable noncontrolling interests. Upon submission of Concord Healthcare’s prospectus to Hong Kong Stock Exchange (“qualified IPO”) on May 30, 2022, the rights of the Investors to request the Company to repurchase the interests held by the Investors no longer exists, according to the agreement signed on May 19, 2022 among shareholders of Concord Healthcare. The existing carrying amount of the equity instrument should be reclassified to permanent equity at the date of the event that caused the reclassification. Therefore, contingently redeemable noncontrolling interests was nil as of December 31, 2024 and 2025.

In March 2022, the Group, established Shanghai Xinhe Enterprise Management Center (Limited Partnership) (“Shanghai Xinhe”) with Shanghai Xinfu Enterprise Management Center (Limited Partnership), and acted as a limited partner. The Group obtained 99.99% shares of Shanghai Xinhe in the consideration of 2.05% shares in Concord Healthcare.

After the completion of all transactions mentioned above, the Group’s equity shares in Concord Healthcare had been diluted from 49.44% to 46.56% as of December 31, 2021 and 43.90% as of December 31, 2022 respectively. In June 2023, the Group and several of its subsidiaries signed a Capital Increase and Share Purchase Agreement with CSPC NBP Pharmaceutical Co., Limited (“NBP”). Pursuant to the agreement, NBP purchased 4.17% shares of Concord Healthcare with the consideration of RMB300,000 (US$42,254). After the transaction, the shares of Concord Healthcare held by the Group was diluted from 43.90% to 42.09% as of December 31, 2023.

On December 1, 2020, the Group obtained declaration from one of the noncontrolling shareholder of Concord Healthcare, pursuant to which the noncontrolling shareholder delegates its 2.36% voting rights in the general meeting of shareholders of Concord Healthcare to the Group irrevocably during the period it owns the share interest in Concord Healthcare, which was diluted to 2.12% after the transaction mentioned above in April 2021 and June 2024. In April 2021, April 2022 and June 2024, the Group successively obtained declaration from another four of the noncontrolling shareholders of Concord Healthcare, pursuant to which the noncontrolling shareholder delegates its totally 5.28% and voting rights, respectively, in the general meeting of shareholders of Concord Healthcare to the Group irrevocably during the period it owns the share interest in Concord Healthcare, after the transaction mentioned above in June 2024. The Group remained control of Concord Healthcare since it is entitled to 40.32% and 32.68% of the voting right of Concord Healthcare as of December 31, 2024 and 2025.

** Aohua Technology, Yundu, Guangzhou Concord Cancer Hospital, SHC, Beijing Century Friendship, CMCC, SH MZJH, YCIH, GCMSIC and Healthingkon are subsidiaries of Concord Healthcare.

The Group accounts for the changes in accretion to the redemption value in accordance with ASC Topic 480, Distinguishing Liabilities from Equity. The Group elects to use the effective interest method to account for the changes of redemption value over the period from the date of issuance to the earliest redemption date of the noncontrolling interest.

(b)	Establishment of Onshore Fund and Offshore Fund

Establishment of onshore fund

In January 2016, the Group and Zhongrong Guofu Investment Management Company Limited (“ZR Guofu”) established an onshore fund, namely Guofu Huimei (Tianjin) Investment Management Partnership Firm (LP) (“Guofu Huimei”). The registered capital of Guofu Huimei is RMB1,009,000, of which RMB746,001and RMB262,999 were subscribed by ZR Guofu and the Group, for 73.93% and 26.07% equity interest, respectively. General partners of the Guofu Huimei are Shanghai Medstar and ZR Guofu.

Further in April 2017, the Group and ZR Guofu entered into a supplemental contract to the framework agreement, pursuant to which, Guofu Huimei will be used as the platform to invest and provide loans to some domestic entities engaging in hospital business. During 2017, Guofu Huimei acquired 78.31% equity interest of Beijing Century Friendship which holds 55% equity interest of BPMC at consideration of RMB388,500, 54.8% equity interest of CMCC at consideration of RMB182,100, 28.77% equity interest of Tianjin Jiatai Entity Management Limited Partnership (“Tianjin Jiatai”) at consideration of RMB106,500 and established Shanghai Rongchi Medical Management Limited (“SH Rongchi”) with share capital of RMB695,305 with Tianjin Jiatai. The profit or loss of these domestic entities engaging in hospital business is shared proportionally among investors based on the percentage of their respective subscribed share capital. In addition, the Group’s share in Beijing Century Friendship, certain construction in progress and certain prepaid land lease payments are pledged to secure the capital contribution from ZR Guofu at that time.

Establishment of offshore fund

In November 2016, the Company entered into a framework agreement with ZR Guofu to establish an offshore fund Zhongrong International Growth Fund SPC-ZR Concord Healthcare Investment Fund SP (“SP”), for the purpose of acquiring several hospital businesses of the Group, including 100% shares of CHS through China Medstar, 70% shares of Guangzhou Concord Cancer Hospital through CMS Holdings and 59.51% shares of PTC-Houston Management, LP (“PTC”) through Proton (BVI), collectively the “CCM Hospital Businesses”. ZR Guofu will provide management and consultation services on the funds and the Group will continue to manage the CCM Hospital Businesses. ZR Guofu subscribes Class A shares of SP with a consideration of RMB521,396, while the Group subscribes Class B shares of the SP using 1) creditor’s rights of RMB166,299 due from CCM Hospital Business and 2) RMB7,500 cash as consideration.

Pursuant to the supplemental contract, the 75% equity interest in SP held by the ZR Guofu is contractually required to be repurchased by the Group at the end of four years from the establishment of SP in November 2016 at a consideration equivalent to the investment cost of RMB521,396. ZR Guofu is also entitled to an annual premium at 15% for its capital contribution of RMB521,396 in SP in the form of interest expense and consultation expense.

The offshore fund SP was determined as a variable interest entity as the cash injection from ZR Guofu of RMB521,396 was not equity at risk. As the Company maintains the power to direct the activities that most significantly affect SP’s economic performances through supplemental contracts agreed terms and absorbs the expected losses of SP, the Company is the primary beneficiary of SP and consolidates SP and its subsidiaries under by ASC 810-10 Consolidation: Overall.

The 75% equity interest held by the ZR Guofu in SP is accounted for as a liability recorded as “Mandatorily redeemable noncontrolling interests” in the Company’s consolidated balance sheets as a result of the mandatory redemption feature and is carried at the redemption value at the end of each reporting date as determined in accordance with the contract terms from the day of on which control is transferred to the Company. The 15% annual premium is accrued as an interest expense and consultation expense during each reporting period.

In November 2017, ZR Guofu transferred its rights to the mandatorily redeemable noncontrolling interest in SP to Tianjin Jiatai. In December 2017, CMS Holdings redeemed the mandatory redeemable noncontrolling interest from ZR Guofu of RMB97,106 to withdraw the CCM Hospital Businesses. On November 29, 2018, the PTC business had been disposed by Proton (BVI). On November 19, 2020, 90% of the interests in CHS had been disposed by China Medstar and the remaining 10% interests in CHS had been disposed subsequently in January 2025.

Repurchase of onshore fund

In June 2018, Concord Healthcare entered into agreements with Guofu Huimei to purchase its 78.31% equity interests in Beijing Century Friendship which holds 55% equity interest of BPMC and 54.8% equity interest in CMCC at a consideration of RMB388,500 and RMB182,100 respectively. Meanwhile, ZR Guofu and Guofu Huimei reached an agreement pursuant to which ZR Guofu will withdraw its original investments in Guofu Huimei, amounting to RMB746,000. Therefore, Concord Healthcare hold 100% equity interest of Beijing Century Friendship, 80% equity interest of BPMC and 90% equity interests of CMCC upon execution and closing of the agreement and the Group became the sole shareholder of Guofu Huimei. After the withdrawal in 2018, ZR Guofu is no longer part of the onshore fund Guofu Huimei and the domestic hospital businesses.

Repurchase of offshore fund

During 2019, Tianjin Jiatai made total capital injections of RMB34,540 (US$5,105) to SH MZJH, leading to an increase in Tianjin Jiatai’s holding interest from 56.77% to 78.34%.On July 22, 2019, Wuxi Concord entered into an agreement with Tianjin Jiatai, to purchase all its 90% equity interests in Wuxi MZJH at a consideration of RMB27,000. After the acquisition, Wuxi MZJH became a wholly owned subsidiary of the Group. On August 23, 2019, Wuxi Concord further injected capital of RMB82,100 to Wuxi MZJH. On November 13, 2019, Guofu Huimei entered into agreements with ZR Guofu, pursuant to which ZR Guofu would withdraw its investment of 77.18% equity interests in Tianjin Jiatai at a consideration of RMB421,730. As a result of ZR Guofu’s withdrawal, the Group became the sole shareholder of Tianjin Jiatai and its subsidiaries, SH MZJH, Heze Meizhong Jiahe Cancer Center Co., Ltd., SH Rongchi and Oriental Light Group Limited (“Oriental”), including Wuxi MZJH (collectively, the “Tianjin Jiatai Group”). The transaction is accounted for as a business acquisition of Tianjin Jiatai Group by the Group.

Immediately prior to the acquisition of Tianjin Jiatai Group on November 18, 2019, the mandatory redeemable to noncontrolling interest in SP held by Tianjin Jiatai was amounted to RMB434,216. The mandatorily redeemable noncontrolling interest, being a preexisting relationship between the parties, was settled as a result of the business combination. Upon the completion of the acquisition and the settlement of mandatorily redeemable noncontrolling interest, SP is no longer a VIE. On September 25, 2020, SP terminated all its business and completed its cancellation of business registration. On December 26, 2022, Guofu Huimei and its subsidiaries,mainly including Tianjin Jiatai, SH Rongchi, Oriental, and China Medstar, had been disposed by the Group (note 4).